Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000082961 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Total Investments	0.50%
C000082961 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Total Investments	5.40%
C000082961 | AAA
Holdings [Line Items]
Percent of Total Investments	11.40%
C000082961 | AA
Holdings [Line Items]
Percent of Total Investments	40.40%
C000082961 | A
Holdings [Line Items]
Percent of Total Investments	18.40%
C000082961 | BBB
Holdings [Line Items]
Percent of Total Investments	20.40%
C000082961 | BB
Holdings [Line Items]
Percent of Total Investments	2.20%
C000082961 | B
Holdings [Line Items]
Percent of Total Investments	1.30%
C000028661 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Total Investments	0.50%
C000028661 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Total Investments	5.40%
C000028661 | AAA
Holdings [Line Items]
Percent of Total Investments	11.40%
C000028661 | AA
Holdings [Line Items]
Percent of Total Investments	40.40%
C000028661 | A
Holdings [Line Items]
Percent of Total Investments	18.40%
C000028661 | BBB
Holdings [Line Items]
Percent of Total Investments	20.40%
C000028661 | BB
Holdings [Line Items]
Percent of Total Investments	2.20%
C000028661 | B
Holdings [Line Items]
Percent of Total Investments	1.30%
C000028663 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Total Investments	0.50%
C000028663 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Total Investments	5.40%
C000028663 | AAA
Holdings [Line Items]
Percent of Total Investments	11.40%
C000028663 | AA
Holdings [Line Items]
Percent of Total Investments	40.40%
C000028663 | A
Holdings [Line Items]
Percent of Total Investments	18.40%
C000028663 | BBB
Holdings [Line Items]
Percent of Total Investments	20.40%
C000028663 | BB
Holdings [Line Items]
Percent of Total Investments	2.20%
C000028663 | B
Holdings [Line Items]
Percent of Total Investments	1.30%
C000082955 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Total Investments	0.80%
C000082955 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Total Investments	2.90%
C000082955 | AAA
Holdings [Line Items]
Percent of Total Investments	17.90%
C000082955 | AA
Holdings [Line Items]
Percent of Total Investments	31.10%
C000082955 | A
Holdings [Line Items]
Percent of Total Investments	25.40%
C000082955 | BBB
Holdings [Line Items]
Percent of Total Investments	18.00%
C000082955 | BB
Holdings [Line Items]
Percent of Total Investments	3.90%
C000028643 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028643 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Total Investments	2.90%
C000028643 | AAA
Holdings [Line Items]
Percent of Total Investments	17.90%
C000028643 | AA
Holdings [Line Items]
Percent of Total Investments	31.10%
C000028643 | A
Holdings [Line Items]
Percent of Total Investments	25.40%
C000028643 | BBB
Holdings [Line Items]
Percent of Total Investments	18.00%
C000028643 | BB
Holdings [Line Items]
Percent of Total Investments	3.90%
C000028645 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Total Investments	0.80%
C000028645 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Total Investments	2.90%
C000028645 | AAA
Holdings [Line Items]
Percent of Total Investments	17.90%
C000028645 | AA
Holdings [Line Items]
Percent of Total Investments	31.10%
C000028645 | A
Holdings [Line Items]
Percent of Total Investments	25.40%
C000028645 | BBB
Holdings [Line Items]
Percent of Total Investments	18.00%
C000028645 | BB
Holdings [Line Items]
Percent of Total Investments	3.90%